Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in Assets under management
Assets under management at beginning of period	SFr 1,251.1	SFr 1,214.1
Net new assets/(net asset outflows)	37.8	26.8
Market movements, interest, dividends and foreign exchange	86.7	34.8
of which market movements, interest and dividends	88.9	16.4
of which foreign exchange	(2.2)	18.4
Other effects	0.5	(24.6)
Assets under management at end of period	1,376.1	1,251.1
Bank
Changes in Assets under management
Assets under management at beginning of period	1,243.9	1,214.1
Net new assets/(net asset outflows)	36.2	26.3
Market movements, interest, dividends and foreign exchange	87.6	34.7
of which market movements, interest and dividends	89.8	16.2
of which foreign exchange	(2.2)	18.5
Other effects	0.6	(31.2)
Assets under management at end of period	SFr 1,368.3	SFr 1,243.9